Convertible Preferred Shares - Additional Information (Detail) - USD ($)					4 Months Ended	12 Months Ended
	Dec. 10, 2020	Oct. 01, 2020	Feb. 24, 2019	Feb. 01, 2019	Jul. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 01, 2019	Jan. 01, 2019
Temporary Equity [Line Items]
Proceeds from Issuance of convertible preferred shares, net of issuance expenses						$ 8,934,000	$ 161,233,000	$ 0
Series A Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price										$ 0.4408
Temporary equity rate of interest on dividend declared but unpaid							6.00%
Series B Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price										4.6366
Temporary equity rate of interest on dividend declared but unpaid							6.00%
Series B-1 Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price										3.7093
Temporary equity rate of interest on dividend declared but unpaid							6.00%
Series C Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price										$ 5.9842
Temporary equity redemption period				6 years
Temporary equity shares issued durng the period new issues							28,216,005
Temporary equity issuance costs			$ 4,730,000
Series C Convertible Preferred Shares [Member] | Inital Series C Redeemable Preferred Shares Financing Round [Member]
Temporary Equity [Line Items]
Proceeds from Issuance of convertible preferred shares, net of issuance expenses			$ 102,850,000
Temporary equity shares issued durng the period new issues			17,186,944
Temporary equity issuance costs			$ 5,984.2
Series C Convertible Preferred Shares [Member] | Muliple Deferred Closings [Member]
Temporary Equity [Line Items]
Temporary equity original issue price									$ 5.9842
Proceeds from Issuance of convertible preferred shares, net of issuance expenses					$ 66,000,000
Temporary equity shares issued durng the period new issues					11,029,055
Temporary equity issuance costs					$ 2,887,000
Series C Convertible Preferred Shares [Member] | Minimum [Member]
Temporary Equity [Line Items]
Sale of stock minimum issue price as a percentage of issue price of redeemable convertible preferred stock										200.00%
Proceeds from Issuance of convertible preferred shares, net of issuance expenses							$ 100,000,000
Series C-1 Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price		$ 9.573								$ 9.573
Proceeds from Issuance of convertible preferred shares, net of issuance expenses		$ 8,934,000
Temporary equity rate of interest on dividend declared but unpaid							6.00%
Temporary equity redemption period				6 years
Temporary equity shares issued durng the period new issues		943,148				2,699,114
Temporary equity issuance costs		$ 95,000
Temporary equity price per share of issue predetermined						$ 6.583
Premoney evaluation						$ 1,300,000,000
Temporary equity predetermined issue price as a percentage of original issue price						70.00%
Series C-1 Convertible Preferred Shares [Member] | Magna [Member]
Temporary Equity [Line Items]
Proceeds from Issuance of convertible preferred shares, net of issuance expenses	$ 0
Temporary equity shares issued durng the period new issues	1,755,966